September 5, 2014

Via EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Jefferson National Life Insurance Company of New York (the “Company”), and its separate account, Jefferson National Life of New York Annuity Account 1 (the “Registrant”), enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is an initial registration statement on Form N-4.

This registration statement relates to variable annuity contracts to be sold in the State of New York and, except for differences as a result of New York law, is substantially similar in all material respects to the variable annuity contracts sold by the Company’s affiliate, Jefferson National Life Insurance Company. Those contracts are offered through a registration statement

(File No. 333-124048 and NO. 811-07501) which was amended as of May 1, 2014.

Should you have any questions regarding this registration statement, please do not hesitate to contact me.

Sincerely,

Missy Pulliam

Compliance Manager

Jefferson National

mpulliam@jeffnat.com

502.587.3809